Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share
Summary of basic and diluted loss per share reflecting the effect of the issuance of ordinary shares by the company

	Year ended December 31,
	2020	2021	2022
Loss attributable to owners of the Company (RMB’000)	(3,069,043)	(496,238)	(808,403)
Weighted average number of ordinary shares outstanding (in thousands) (Note)	301,380	460,547	463,976
Basic loss per share (RMB)	(10.18)	(1.08)	(1.74)
Basic loss per ADS (RMB)	(50.92)	(5.39)	(8.71)

Summary of movement of number of ordinary shares outstanding (excluding treasury shares)

Movement of number of ordinary shares outstanding (excluding treasury shares) for the reported periods are shown as follows.

	Year ended December 31,
	2020	2021	2022
	in thousands	in thousands	in thousands
At beginning of the year	123,584	456,707	462,869
Ordinary shares
— issued upon IPO	80,000	—	—
— converted from preferred shares upon IPO	220,332	—	—
Restricted shares vested*	17,894	—	—
Awards vested**	14,897	6,162	1,928
At end of the year	456,707	462,869	464,797

*	considered in the calculation when they vested on monthly basis
**	represent awards with nominal subscription prices which have been vested but not yet exercised at end of the year